Note 9 - Share Capital (Details Textual) $ / shares in Units, $ / shares in Units, $ in Millions			3 Months Ended		6 Months Ended
	Dec. 18, 2024 CAD ($) $ / shares shares	Dec. 18, 2024 USD ($) $ / shares shares	Apr. 30, 2026 CAD ($) shares	Apr. 30, 2025 CAD ($) shares	Apr. 30, 2026 CAD ($) shares	Mar. 31, 2026 shares	Apr. 30, 2025 CAD ($) shares	Apr. 28, 2026 shares	Oct. 31, 2025 shares
Statement Line Items [Line Items]
Proceeds from issuing shares | $					$ 3,861,000		$ 114,189,000
Shares purchased and cancelled during period (in shares) | shares			0	0	0		0
Reduction of issued capital | $					$ 0
Expense from share-based payment transactions | $			$ 7,000	$ 7,000	$ 0		$ 75,000
Ordinary shares [member]
Statement Line Items [Line Items]
Number of shares outstanding (in shares) | shares			32,195,697		32,195,697			32,167,347	31,945,535
Proceeds from issuing shares | $	$ 116,000,000
Issue of equity | $	116,300,000
Share issue related cost | $	$ 6,200,000
Maximum number of shares allowed to be purchased for cancellation (in shares) | shares								2,000,000
Percent of public float								9.14%
Number of shares in public float (in shares) | shares								21,876,251
Average daily trading volume (in shares) | shares						26,510
Number of shares traded (in shares) | shares						11,929,689
Number of shares traded on TSE system (in shares) | shares						3,313,798
Number of shares traded on alternate exchanges and trading systems (in shares) | shares						8,615,891
Ordinary shares [member] | Issued capital [member]
Statement Line Items [Line Items]
Issue of equity | $			$ 2,726,000	0	$ 5,354,000		114,879,000
Share issue related cost | $			$ 0	$ (690,000)	$ 0		$ (690,000)
Shares issued from stock option exercises (in shares) | shares			126,250	0	250,162		6,775
Value From The Exercise Of Options | $			$ 2,000,000	$ 0	$ 4,000,000		$ 100,000
Ordinary shares [member] | Issued as treasury offering [member]
Statement Line Items [Line Items]
Increase in number of shares outstanding, issue of equity (in shares) | shares	5,660,378	5,660,378
Issue of equity, price per share (in dollars per share) | (per share)	$ 18.95	$ 13.25
Proceeds from issuing shares | $		$ 75.0
Ordinary shares [member] | Issued for over allotment [member]
Statement Line Items [Line Items]
Increase in number of shares outstanding, issue of equity (in shares) | shares	849,056	849,056
Issue of equity, price per share (in dollars per share) | (per share)	$ 19.07	$ 13.25
Proceeds from issuing shares | $		$ 11.2
Percentage of base offering	15.00%	15.00%